Annual Total Returns- Alger Mid Cap Growth Portfolio (Class S Shares) [BarChart] - Class S Shares - Alger Mid Cap Growth Portfolio - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.59%)	15.69%	35.40%	7.58%	(1.89%)	0.48%	29.18%	(7.79%)	29.63%	64.26%